Condensed Financial Statements of Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Statements of Parent Company
22.	ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together are material to consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Payables to subsidiaries and VIEs”. The Parent Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2018, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Financial Information of the Parent Company

BALANCE SHEETS

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note2(e))
ASSETS
Current assets:
Cash and cash equivalents	76,932	147,113	21,397
Amounts due from inter-company entities	497,345	675,199	98,204
Advances to Suppliers	—	4,245	617
Short-term investment	—	205,895	29,946

Total current assets	574,277	1,032,452	150,164

Non-current assets:
Investment in equity fund	—	5,753	837

Total non-current assets	—	5,753	837

Total assets	574,277	1,038,205	151,001

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accrued expenses and other current liabilities	2,547	4,017	584

Non-current liabilities:
Payables to subsidiaries and VIEs	367,813	815,294	118,581

Total liabilities	370,360	819,311	119,165

Commitments and contingencies (Note 19)
Mezzanine equity:
Series Seed convertible redeemable preferred shares (US$0.001 par value; 3,645,501 shares authorized, issued and outstanding as of December 31, 2017; nil issued and outstanding as of December 31, 2018)	28,338	—	—
Series A convertible redeemable preferred shares (US$0.001 par value; 5,531,104 shares authorized, issued and outstanding as of December 31, 2017; nil issued and outstanding as of December 31, 2018)	73,250	—	—
Series B convertible redeemable preferred shares (US$0.001 par value; 7,895,711 shares authorized, issued and outstanding as of December 31, 2017; nil issued and outstanding as of December 31, 2018)	201,027	—	—
Series C convertible redeemable preferred shares (US$0.001 par value; 5,295,380 shares authorized, issued and outstanding as of December 31, 2017; nil issued and outstanding as of December 31, 2018)	349,289	—	—

Total of mezzanine equity	651,904	—	—

Shareholders’ equity (deficit)
Class A ordinary shares (US$0.001 par value; 57,956,630 authorized, 158,861 and 28,276,557 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	1	195	28
Class B ordinary shares (US$0.001 par value; 19,675,674 shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively)	121	121	18
Subscriptions receivable	(122)	(122)	(18)
Additional paid-in capital	—	1,139,250	165,697
Accumulated other comprehensive (loss)/ income	(85)	16,318	2,373
Accumulated deficit	(447,902)	(936,868)	(136,262)

Total shareholders’ equity (deficit)	(447,987)	218,894	31,836

Total liabilities, mezzanine equity and shareholders’ equity (deficit)	574,277	1,038,205	151,001

STATEMENTS OF COMPREHENSIVE LOSS

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2 (e))
Operating expenses:
General and administrative expense	(434)	(158)	(5,807)	(845)

Total operating expenses	(434)	(158)	(5,807)	(845)

Loss from operations	(434)	(158)	(5,807)	(845)
Investment income	—	—	48	7
Other loss, net	—	—	(1)	—
Loss from subsidiaries and VIEs	(88,735)	(242,602)	(482,306)	(70,148)

Loss before provision for income taxes	(89,169)	(242,760)	(488,066)	(70,986)
Provision for income taxes	—	—	—	—

Net loss	(89,169)	(242,760)	(488,066)	(70,986)
Series A Preferred share redemption value accretion	(3,601)	(3,105)	(1,978)	(288)
Series B Preferred share redemption value accretion	(11,548)	(12,565)	(10,140)	(1,475)
Series C Preferred share redemption value accretion	—	(11,147)	(15,899)	(2,312)

Net loss attributable to ordinary shareholders	(104,318)	(269,577)	(516,083)	(75,061)

Net loss	(89,169)	(242,760)	(488,066)	(70,986)
Other comprehensive income/(loss)—Foreign currency translation adjustment, net of nil tax	12,995	(24,982)	16,403	2,386

Comprehensive loss	(76,174)	(267,742)	(471,663)	(68,600)

STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note2(e))
Cash flows used in operating activities	(171)	(8,616)	(6,722)	(978)
Cash flows used in investing activities	(3,473)	(262,776)	(362,380)	(52,706)
Cash flows provided by financing activities	—	340,394	438,923	63,839
Effect of exchange rate changes on cash	656	(453)	360	53

Net (decrease)/increase in cash and cash equivalents	(2,988)	68,549	70,181	10,208
Cash and cash equivalents, beginning of year	11,371	8,383	76,932	11,189

Cash and cash equivalents, end of year	8,383	76,932	147,113	21,397